SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 15:-	SHAREHOLDERS' EQUITY

On January 12, 2010, the Company announced that the reverse share split which was approved in the general shareholders' meeting on December 23, 2009, has become effective prior to the opening of the market on January 12, 2010. Pursuant to the reverse split, each 5 ordinary shares, NIS 4.00 nominal value per share, was converted into one ordinary share, NIS 20.00 nominal value per share. No fractional shares were issued as a result of the reverse split. Instead, all fractional shares were rounded up to the next higher whole number of shares. All share and per share data in these financial statements and related notes are reported after the effect of the 1 for 5 reverse split.

On December 23, 2009, the Company's authorized  share capital increased from NIS 140,000,000, divided into 7,000,000 ordinary shares of NIS 20.00 nominal value each to NIS 200,000,000 divided into 10,000,000 ordinary shares of NIS 20.00 nominal value each.

a.	Private placements:

On October 5, 2010 the Company entered into a definitive private placement agreement with Telegraph Hill Capital Fund I, LLC ("THCAP") for the issuance of an aggregate of 96,362 Ordinary Shares at a price per share of $ 3.11, or approximately $ 300 in total. In addition, the Company announced that Mr. Luis Gutierrez Roy, managing partner in THCAP was appointed to its Board of Directors.

On December 21, 2011 the company announced that it has entered into agreements with its convertible debt lenders, for the amendment of their loan agreements and the subsequent conversion of their debt into the Company's ordinary shares.
The amendments to the loan agreements provide that the amount of $2,460 of these loans was converted into the company's ordinary shares at a reduced conversion price of $1.50 per share, instead of the conversion rate of $3.25 per share set in the original loan agreements. As a result of the conversion, the company issued 1,681,965 ordinary shares.

In connection with the conversion, the term of warrants to purchase 643,982 shares that had been issued to the lenders, was extended by 2 years, until July 2014 and February 2015 (see Note 13).

The Company's outstanding warrants to shareholders as of December 31, 2011 are as follows

Outstanding and exercisable warrants	Weighted average exercise	Weighted average
as of	price of	remaining
December 31,	outstanding	contractual
2011	warrants	life (years)

619,122	$2.75	2.6
24,861	$2.75	3.1
108,363	$13.80	-

b.	Stock option plans:

In May 2003, the Company's shareholders approved the adoption of the 2003 Israeli Stock Option Plan ("the Plan"), pursuant to which 125,000 ordinary shares were reserved for purchase by the employees, directors, consultants and service providers of the Company and its subsidiaries. Subsequently, the shareholders approved increases of the shares reserved for issuance under the Plan, initially to 200,000, and thereafter to 300,000, to 520,000, to 830,000 and in December 21, 2011 to 1,100,000. Any option which is canceled or forfeited before expiration will become available for future grants.

As of December 31, 2011 an aggregate of 446,701  of these options are still available for future grants. Each option granted under the Plan expires between 3-10 years from the date of the grant. The options vest gradually over a period of up to four years.

A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2011, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	474,591	$7.69	3.26	$140
Changes during the year:
Granted	339,273	$1.72
Exercised	(33,442)	$-
Forfeited or cancelled	(281,596)	$3.94

Outstanding at December 31, 2011	498,826	$6.25	$2.91	$60

Vested and expected to vest	479,571	$6.25	2.88	$60
Exercisable at December 31,2011	401,716	$7.16	$2.71	$56

All options exercised in 2011 were granted in 2009 and included $0 exercise price.

The weighted-average grant-date fair value of options granted during the years ended December 31 2011 and 2009 was $ 1.69 and $ 1.70, respectively,(no options were granted in 2010). The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's ordinary shares on December 31, 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011.

Total intrinsic value of options exercised for the years ended December 31, 2011, 2010 and 2009 was $ 33, $ 62 and $ 25, respectively. As of December 31, 2011, there was $ 38 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 14 months.

No cash was received from exercise of options in the years ended December 31, 2011, 2010 and 2009.

The options granted to employees and director outstanding as of December 31, 2011 separated into ranges of exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of options
exercise	December 31,	contractual	December 31,	exercisable
price	2011	life (years)	2011	(years)

$0	55,144	2.00	53,644	1.91
$0.95	89,440	4.98	22,360	4.98
$2.00	36,794	4.25	36,794	4.25
$2.10	1,500	4.51	-	-
$2.48	1,500	2.14	1,000	2.14
$2.75	2,462	2.56	2,462	2.56
$3.05	6,000	1.88	4,500	1.88
$3.49	1,500	0.12	1,500	0.12
$5.00	58,640	1.11	37,610	1.52
$7.33	1,500	1.34	1,500	1.34
$7.50	1,500	1.50	1,500	1.50
$8.40	15,000	6.24	15,000	6.24
$8.57	1,500	0.22	1,500	0.22
$11.93	80,000	2.75	80,000	2.75
$12.60	62,680	4.94	62,680	4.94
$13.40	28,066	0.38	28,066	0.38
$15.00	5,600	0.81	1,600	2.64
$20.00	50,000	0.05	50,000	0.05

	498,826	2.91	401,716	2.71

c.	Warrants issued to service providers and debt providers:

The Company accounts for warrants issued to service providers and debt providers in accordance with the provisions of ASC 505-50, "Equity-Based Payments to Non-Employees". The fair value for these warrants was estimated at the date of grant using the Black-Scholes option pricing model. During the years 2009 and 2010 the Company granted warrants to several service and debt providers (see Note 13). No warrants were granted in 2011 to service and debt providers.

The Company's outstanding warrants to service and debt holders as of December 31, 2011 are as follows:

				Weighted average
	Warrants	Weighted	Warrants	remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of warrants
exercise	December 31,	contractual	December 31,	exercisable
price	2011	life (years)	2011	(years)

$0.00	1,320	2.00	1,320	2.00
$2.50	20,000	4.59	20,000	4.59
$2.75	140,599	1.01	140,599	1.01
$3.72	69,096	2.10	69,096	2.10
$5.00	13,200	2.00	13,200	2.00
$20.20	19,482	0.97	19,482	0.97
$26.50	9,741	1.63	9,741	1.63

	273,438	1.61	273,438	1.61